Acquisitions and Dispositions of Businesses (Acquired assets and liabilities assumed) (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Goodwill	$ 1,299,710	$ 1,122,954	$ 1,017,513
Pension and other post retirement benefits liabilities	(59,100)
Series of Individually Immaterial Business Acquisitions [Member]
Business Acquisition [Line Items]
Accounts receivable	12,502	8,538	30,537
Inventory	25,253	878	20,593
Property, plant and equipment	29,921	3,940	28,872
Goodwill	143,149	184,118	76,156
Indefinite-lived intangible assets	33,800	53,110	7,400
Amortized intangible assets	170,658	28,267	31,900
Other assets	1,880	1,420	1,213
Pension and other post retirement benefits liabilities	(59,116)	0	0
Other liabilities	(12,177)	(21,892)	(28,880)
Deferred income tax liability	(37,289)	(11,009)	(8,012)
Redeemable noncontrolling interest	(3,666)	0	0
Aggregate purchase price, net of cash received	304,915	247,370	159,779
Other Businesses [Member]
Business Acquisition [Line Items]
Goodwill	$ 218,524	$ 134,816	$ 131,482